Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GraniteShares ETF Trust
Entity Central Index Key	0001689873
Document Period End Date	Jun. 30, 2024
GraniteShares 2x Long AAPL Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AAPL Daily ETF
Class Name	GraniteShares 2x Long AAPL Daily ETF
Trading Symbol	AAPB
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]
What were the fund’s costs for the year

(based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the fund perform last fiscal year During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a 2.32% return.

Over the same period the common stock of Apple Inc. (AAPL) had a return of 9.16% and the S&P 500 Index (the Benchmark) a return of 24.56%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2024)

	1 Year	Since Inception
		(Aug 08, 2022)
NAV	2.32%	10.23%
Price	2.42%	10.16%
S&P 500 Total Return Index	24.56%	17.65%

Performance Inception Date	Aug. 08, 2022
Net Assets	$ 35,220,347
Advisory Fees Paid, Amount	$ 91,530
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$35,220,347
Advisory Fees Paid	$91,530
Portfolio Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Apple Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

AAPL Equity Swap	70.56%	Total Return Swap	70.56%
United States Treasury Bills	14.83%	U.S. Government	14.83%
Cash	14.61%	Cash	14.61%
Top 10 Holdings	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.
GraniteShares 2x Long AMD Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AMD Daily ETF
Class Name	GraniteShares 2x Long AMD Daily ETF
Trading Symbol	AMDL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]
What were the fund’s costs for the year

(based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the fund perform since inception

Since inception on March 18, 2024, to June 30, 2024, the Fund had a -34.24% return.

 Over the same period the common stock of Advanced Micro Devices Inc. (AMD) had a return of -14.92% and the S&P 500 Index (the Benchmark) a return of 7.12%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (Returns for periods of less than one year are not annualized) (as of June 30, 2024)

Since Inception
(March 18, 2024)
NAV	(34.24)%
Price	(34.32)%
S&P 500 Total Return Index	7.12%

Performance Inception Date	Mar. 18, 2024
Net Assets	$ 55,081,059
Advisory Fees Paid, Amount	$ 68,890
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$55,081,059
Advisory Fees Paid	$68,890
Portfolio Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Advanced Micro Devices Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

AMD Equity Swap	78.40%	Total Return Swap	78.40%
Cash	21.60%	Cash	21.60%
Top 10 Holdings	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.
GraniteShares 1x Short AMD Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 1x Short AMD Daily ETF
Class Name	GraniteShares 1x Short AMD Daily ETF
Trading Symbol	AMDS
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the year (based on hypothetical $10,000 investment)
Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the fund perform since inception

Since inception on August 21, 2023, to June 30, 2024, the Fund had a -41.67% return.

 Over the same period the common stock of Advanced Micro Devices Inc. (AMD) had a return of 53.52% and the S&P 500 Index (the Benchmark) a return of 25.72%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (Returns for periods of less than one year are not annualized) (as of June 30, 2024)

Since Inception
(August 21, 2023)
NAV	(41.67)%
Price	(41.72)%
S&P 500 Total Return Index	25.72%

Performance Inception Date	Aug. 21, 2023
Net Assets	$ 1,915,173
Advisory Fees Paid, Amount	$ 9,754
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$1,915,173
Advisory Fees Paid	$9,754
Portfolio Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Advanced Micro Devices Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

AMD Equity Swap	67.78%	Total Return Swap	67.78%
Cash	32.22%	Cash	32.22%
Top 10 Holdings	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.
GraniteShares 2x Long AMZN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AMZN Daily ETF
Class Name	GraniteShares 2x Long AMZN Daily ETF
Trading Symbol	AMZZ
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the year (based on hypothetical $10,000 investment)
Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the fund perform since inception

Since inception on March 18, 2024, to June 30, 2024, the Fund had a 17.60% return.

 Over the same period the common stock of Amazon.com (NASDAǪ: AMZN) had a return of 6.42% and the S&P 500 Index (the Benchmark) a return of 7.12%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (Returns for periods of less than one year are not annualized) (as of June 30, 2024)

Since Inception
(March 18, 2024)
NAV	17.60%
Price	17.72%
S&P 500 Total Return Index	13.95%

Performance Inception Date	Mar. 18, 2024
Net Assets	$ 17,052,848
Advisory Fees Paid, Amount	$ 21,814
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$17,052,848
Advisory Fees Paid	$21,814
Portfolio Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Amazon.com.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

AMZN Equity Swap	83.10%	Total Return Swap	83.10%
Cash	16.90%	Cash	16.90%
Top 10 Holdings	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.
GraniteShares 2x Long BABA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long BABA Daily ETF
Class Name	GraniteShares 2x Long BABA Daily ETF
Trading Symbol	BABX
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the year (based on hypothetical $10,000 investment)
Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the fund perform last fiscal year

During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a -32.85% return.

 Over the same period the ADR of Alibaba Group Holding Limited (BABA) had a return of -10.55% and the S&P 500 Index (the Benchmark) a return of 24.56%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2024)

	1 Year	Since Inception
		(Dec 12, 2022)
NAV	(32.85)%	(34.31)%
Price	(32.87)%	(34.31)%
S&P 500 Total Return Index	24.56%	24.41%

Performance Inception Date	Dec. 12, 2022
Net Assets	$ 18,909,292
Advisory Fees Paid, Amount	$ 115,920
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$18,909,292
Advisory Fees Paid	$115,920
Portfolio Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the ADR of Alibaba Group Holding Limited.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

BABA Equity Swap	72.17%	Total Return Swap	72.17%
Cash	27.83%	Cash	27.83%
Top 10 Holdings	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Class Name	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Trading Symbol	COMB
Security Exchange Name	NYSE
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the year (based on hypothetical $10,000 investment)
Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the fund perform last fiscal year

During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a 4.59% return.

 Over the same period the Bloomberg Commodity Index (the Benchmark) had a return of 5.00%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2024)

	1 Year	3 Years	5 Years	Since Inception
				(May 22, 2017)
NAV	4.59%	5.04%	6.75%	4.26%
Price	4.58%	4.94%	6.80%	4.26%
Bloomberg Commodity Total Return Index	5.00%	5.65%	7.25%	4.70%

Performance Inception Date	May 22, 2017
Net Assets	$ 93,870,752
Advisory Fees Paid, Amount	$ 254,617
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$93,870,752
Advisory Fees Paid	$254,617
Portfolio Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

While the Fund generally seeks exposure to the commodity futures markets included in the Bloomberg Commodity Index.

The Fund seeks to enhance its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public sector or corporate entities

Top 10 Holdings		Sector Breakdown

		Futures	60.13%
Unites States Treasuries Bills	35.24%	U.S. Government	35.24%
Gold 100 Oz Future	9.32%	Cash	4.63%
Brent Crude Future	4.70%
WTI Crude Future	4.56%
Natural Gas Future	4.51%
Copper Future	3.46%
Silver Future	3.23%
Soybean Future	2.95%
Corn Future	2.86%
Aluminum Future	2.64%
Top 10 Holdings	73.47%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.
GraniteShares 2x Long COIN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long COIN Daily ETF
Class Name	GraniteShares 2x Long COIN Daily ETF
Trading Symbol	CONL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the year (based on hypothetical $10,000 investment)
Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$110	1.10%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the fund perform last fiscal year

During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a 343.82% return.

 Over the same period the common stock of Coinbase Global Inc. (NASDAQ: COIN) had a return of 210.59% and the S&P 500 Index (the Benchmark) a return of 24.56%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

 The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2024)

	1 Year	Since Inception
		(Aug 08, 2022)
NAV	343.82%	37.29%
Price	344.36%	37.31%
S&P 500 Total Return Index	24.56%	17.65%

Performance Inception Date	Aug. 08, 2022
Net Assets	$ 487,504,271
Advisory Fees Paid, Amount	$ 1,564,948
Investment Company, Portfolio Turnover	44577.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$487,504,271
Advisory Fees Paid	$1,564,948
Portfolio Turnover	44,577%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Coinbase Global Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

COIN Equity Swap	66.52%	Total Return Swap	66.52%
Cash	24.94%	Cash	24.94%
United States Treasury Bills	8.54%	U.S. Government	8.54%
Top 10 Holdings	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.
GraniteShares Nasdaq Select Disruptors ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Nasdaq Select Disruptors ETF
Class Name	GraniteShares Nasdaq Select Disruptors ETF
Trading Symbol	DRUP
Security Exchange Name	NYSE
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]
What were the fund’s costs for the year

(based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	How did the fund perform last fiscal year During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a 32.92% return. Over the same period the Benchmark had a return of 31.82%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2024)

	1 Year	3 Years	Since Inception
			(Oct 10, 2019)

NAV	32.92%	9.78%	17.49%
Price	33.02%	9.82%	17.49%
Benchmark (1)	31.82%	9.10%	21.38%

(1)	From inception to 08.14.23 the Fund aimed to track before fees and expenses the XOUT US Large Index. Since 08.15.23 the Fund aims to track before fees and expenses the Nasdaq US Large Cap Select Disruptors Index

Performance Inception Date	Oct. 10, 2019
Net Assets	$ 58,653,113
Advisory Fees Paid, Amount	$ 337,544
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$58,653,113
Advisory Fees Paid	$337,544
Portfolio Turnover	107%

Holdings [Text Block]

What does the Fund invest in?

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (exclusive of collateral held from securities lending) in the securities included in the Nasdaq US Large Cap Select Disruptors Index.

Top 10 Holdings		Sector Breakdown

Microsoft Corp.	9.95%	Technology	56.77%
Meta Platforms, Inc. – Class A	6.13%	Communications	20.65%
Alphabet, Inc.	6.12%	Consumer - non-cyclical	19.06%
Adobe, Inc.	3.59%	Industrial	3.52%
Salesforce, Inc.	3.40%
Applied Materials, Inc.	2.99%
ServiceNow, Inc.	2.92%
Intuitive Surgical, Inc.	2.76%
Palo Alto Networks, Inc.	2.48%
Stryker Corp.	2.39%
Top Ten Holdings	42.73%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.
GraniteShares 2x Long META Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long META Daily ETF
Class Name	GraniteShares 2x Long META Daily ETF
Trading Symbol	FBL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the year (based on hypothetical $10,000 investment)
Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the fund perform last fiscal year

During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a 121.19% return.

 Over the same period the common stock of Meta Platforms Inc. (NASDAQ: META) had a return of 76.06% and the S&P 500 Index (the Benchmark) a return of 24.56%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2024)

	1 Year	Since Inception
		(Dec 12, 2022)
NAV	121.19%	248.80%
Price	121.22%	248.71%
S&P 500 Total Return Index	24.56%	24.41%

Performance Inception Date	Dec. 12, 2022
Net Assets	$ 109,506,608
Advisory Fees Paid, Amount	$ 406,395
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$109,506,608
Advisory Fees Paid	$406,395
Portfolio Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Coinbase Global Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

META Equity Swap	60.95%	Total Return Swap	60.95%
United States Treasury Bills	21.95%	U.S. Government	21.95%
Cash	17.10%	Cash	17.10%
Top 10 Holdings	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.
GraniteShares HIPS US High Income ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares HIPS US High Income ETF
Class Name	GraniteShares HIPS US High Income ETF
Trading Symbol	HIPS
Security Exchange Name	NYSE
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the year (based on hypothetical $10,000 investment)
Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	How did the fund perform last fiscal year During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a 19.08% return. Over the same period the Benchmark had a return of 19.93%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

 The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2024)

	1 Year	3 Years	5 Years	Since Inception
				(Jan 05, 2015)

NAV	19.08%	2.83%	4.20%	3.88%
Price	20.36%	3.10%	4.25%	3.96%
Benchmark(1)	19.93%	3.52%	4.90%	4.60%

(1)	From inception to 03.15.23 the Fund aimed to track before fees and expenses the TFMS HIPS Index. Since 03.16.23 the Fund aims to track before fees and expenses the EQM High Income Pass-Through Securities Index

Performance Inception Date	Jan. 05, 2015
Net Assets	$ 77,426,131
Advisory Fees Paid, Amount	$ 443,200
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$77,426,131
Advisory Fees Paid	$443,200.
Portfolio Turnover	43%

Holdings [Text Block]

What does the Fund invest in?

The Fund attempts to invest all, or substantially all, of its assets in the securities that make up the EQM High Income Pass-Through Securities Index.

Top 10 Holdings		Sector Breakdown

United States Treasury Bills	24.86%	Financial	37.46%
Western Midstream Partners LP	2.63%	U.S. Government	24.39%
Plains All American Pipeline LP	2.27%	Closed End Funds	19.33%
Energy Transfer LP	2.22%	Energy	18.82%
MPLX LP	2.19%
Blackstone Secured
Lending Fund	2.09%
Omega Healthcare
Investors Inc	2.08%
MidCap Financial
Investment Corp	2.07%
Enterprise Products LP	2.07%
Blackstone Long-Short Credit
Income Fund	2.03%
Top Ten Holdings	44.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.
GraniteShares 2x Long MSFT Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MSFT Daily ETF
Class Name	GraniteShares 2x Long MSFT Daily ETF
Trading Symbol	MSFL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the year (based on hypothetical $10,000 investment)
Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the fund perform since inception

Since inception on March 18, 2024, to June 30, 2024, the Fund had a 11.04% return.

 Over the same period the common stock of Microsoft Corp. (NASDAQ: MSFT) had a return of 7.52% and the S&P 500 Index (the Benchmark) a return of 7.12%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

 The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (Returns for periods of less than one year are not annualized) (as of June 30, 2024)

Since Inception
(March 18 2024)
NAV	11.04%
Price	11.08%
S&P 500 Total Return Index	7.12%

Performance Inception Date	Mar. 18, 2024
Net Assets	$ 10,270,859
Advisory Fees Paid, Amount	$ 10,693
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$10,270,859
Advisory Fees Paid	$10,693
Portfolio Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Coinbase Global Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

MSFT Equity Swap	86.08%	Total Return Swap	86.08%
Cash	13.92%	Cash	13.92%
Top 10 Holdings	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.
GraniteShares 2x Short NVDA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short NVDA Daily ETF
Class Name	GraniteShares 2x Short NVDA Daily ETF
Trading Symbol	NVD
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the year (based on hypothetical $10,000 investment)
Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$150	1.50%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the fund perform since inception

Since inception on August 21, 2023, to June 30, 2024, the Fund had a -89.77% return.

 Over the same period the common stock of NVIDIA Corp (NASDAQ: NVDA) had a return of 170.60% and the S&P 500 Index (the Benchmark) a return of 25.72%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance include all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (Returns for periods of less than one year are not annualized) (as of June 30, 2024)

Since Inception
(Aug 21, 2023)
NAV	(89.77)%
Price	(89.72)%
S&P 500 Total Return Index	25.72%

Performance Inception Date	Aug. 21, 2023
Net Assets	$ 78,381,069
Advisory Fees Paid, Amount	$ 196,261
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$78,381,069
Advisory Fees Paid	$196,261
Portfolio Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Coinbase Global Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

NVDA Equity Swap	58.88%	Total Return Swap	58.88%
Cash	41.12%	Cash	41.12%
Top 10 Holdings	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.
GraniteShares 2x Long NVDA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long NVDA Daily ETF
Class Name	GraniteShares 2x Long NVDA Daily ETF
Trading Symbol	NVDL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the year (based on hypothetical $10,000 investment)
Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$106	1.06%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the fund perform last fiscal year

During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had 450.96% return.

Over the same period the common stock of NVIDIA Corp. (NASDAQ: NVDA) had a return of 192.13% and the S&P 500 Index (the Benchmark) a return of 24.56%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2024)

	1 Year	Since Inception
		(Dec 12, 2022)
NAV	450.96%	560.86%
Price	452.02%	560.67%
S&P 500 Total Return Index	24.56%	24.41%

Performance Inception Date	Dec. 12, 2022
Net Assets	$ 4,723,553,931
Advisory Fees Paid, Amount	$ 9,406,158
Investment Company, Portfolio Turnover	11811.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$4,723,553,931
Advisory Fees Paid	$9,406,158
Portfolio Turnover	11,811%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Coinbase Global Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

NVDA Equity Swap	66.67%	Total Return Swap	66.67%
United States Treasury Bills	18.43%	U.S. Government	18.43%
Cash	12.99%	Cash	12.99%
NVDA Stock	1.21%	Technology	1.21%
Options	0.70%	Options	0.70%
Top Ten Holdings	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.
GraniteShares 2x Short TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short TSLA Daily ETF
Class Name	GraniteShares 2x Short TSLA Daily ETF
Trading Symbol	TSDD
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the year (based on hypothetical $10,000 investment)
Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$150	1.50%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the fund perform since inception

Since inception on August 21, 2023, to June 30, 2024, the Fund had a - 21.22% return.

Over the same period the common stock of Tesla Inc. (NASDAQ: TSLA) had a return of -15.14% and the S&P 500 Index (the Benchmark) a return of 25.72%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance include all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (Returns for periods of less than one year are not annualized) (as of June 30, 2024)

Since Inception
(Aug 21, 2023)

NAV	(21.22)%
Price	(21.22)%
S&P 500 Total Return Index	25.72%

Performance Inception Date	Aug. 21, 2023
Net Assets	$ 6,988,216
Advisory Fees Paid, Amount	$ 39,980
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$6,988,216
Advisory Fees Paid	$39,980
Portfolio Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

TSLA Equity Swap	63.34%	Total Return Swaps	64.34%
Cash	36.66%	Cash	36.66%
Top Ten Holdings	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.
GraniteShares 1.25x Long TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 1.25x Long TSLA Daily ETF
Class Name	GraniteShares 1.25x Long TSLA Daily ETF
Trading Symbol	TSL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the year (based on hypothetical $10,000 investment)
Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$115	1.15%

Factors Affecting Performance [Text Block]

How did the fund perform last fiscal year

During the 1-year period starting June 30, 2023, to June 30, 2024, the Fund had a -37.53% return.

Over the same period the common stock of Tesla Inc. (NASDAǪ: TSLA) had a return of -24.41% and the S&P 500 Index (the Benchmark) a return of 17.65%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2024)

	1 Year	Since Inception
		(Aug 08, 2022)
NAV	(37.53)%	(31.88)%
Price	(37.45)%	(31.38)%
S&P 500 Total Return Index	24.56%	17.65%

Performance Inception Date	Aug. 08, 2022
Net Assets	$ 7,982,554
Advisory Fees Paid, Amount	$ 58,619
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$7,982,554
Advisory Fees Paid	$58,619
Portfolio Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

TSLA Equity Swap	77.54%	Total Return Swap	77.54%
Cash	22.46%	Cash	22.46%
Top 10 Holdings	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.
GraniteShares 2x Long TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long TSLA Daily ETF
Class Name	GraniteShares 2x Long TSLA Daily ETF
Trading Symbol	TSLR
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the year (based on hypothetical $10,000 investment)
Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$150	1.50%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the fund perform since inception

Since inception on August 21, 2023, to June 30, 2024, the Fund had a -44.26% return.

Over the same period the common stock of Tesla Inc. (NASDAǪ: TSLA) had a return of -15.14% and the S&P 500 Index (the Benchmark) a return of 25.72%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee futures results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividend and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (Returns for periods of less than one year are not annualized) (as of June 30, 2024)

Since Inception
(Aug 21, 2023)
NAV	(44.26)%
Price	(44.22)%
S&P 500 Total Return Index	(0.43)%

Performance Inception Date	Aug. 21, 2023
Net Assets	$ 38,307,829
Advisory Fees Paid, Amount	$ 103,559
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)

Total Net Assets	$38,307,829
Advisory Fees Paid	$103,559
Portfolio Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into one or more swap agreements with major financial institutions for a specified period whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings		Sector Breakdown

TSLA Equity Swap	77.54%	Total Return Swap	77.54%
Cash	22.46%	Cash	22.46%
Top Ten Holdings	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
Accountant Change Disagreements [Text Block]	Changes in or Disagreements with Accountants There were no disagreements reported by the accountants.